Property and equipment, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Depreciation expense	$ 108,686	$ 77,464	$ 40,022